Borrowings, Long-term Debt (Detail) (USD $)	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 31, 2009	Dec. 31, 2005	Dec. 29, 2012	Oct. 01, 2011
Debt Instrument [Line Items]
Total long-term debt	$ 13,195,000,000	$ 13,165,000,000
Current portion of long-term debt	(1,088,000,000)	0
Long-term debt	12,107,000,000	13,165,000,000
Temporary equity	912,000,000	0
Year Payable, 2015	0
Year Payable, 2016	1,500,000,000
Year Payable, 2017	3,000,000,000
Year Payable, 2018	0
Year Payable, 2019	0
Year Payable, 2020 and thereafter	10,275,000,000
Outstanding principal	14,775,000,000
2012 Senior notes due 2017 at 1.35% [Member]
Debt Instrument [Line Items]
Net debt carrying amount	2,998,000,000	2,997,000,000
Debt Instrument, Maturity Date	Dec. 15, 2017
Annual stated coupon interest rate	1.35%
2012 Senior notes due 2022 at 2.70% [Member]
Debt Instrument [Line Items]
Net debt carrying amount	1,495,000,000	1,494,000,000
Debt Instrument, Maturity Date	Dec. 15, 2022
Annual stated coupon interest rate	2.70%
2012 Senior notes due 2032 at 4.00% [Member]
Debt Instrument [Line Items]
Net debt carrying amount	744,000,000	744,000,000
Debt Instrument, Maturity Date	Dec. 15, 2032
Annual stated coupon interest rate	4.00%
2012 Senior notes due 2042 at 4.25% [Member]
Debt Instrument [Line Items]
Net debt carrying amount	924,000,000	924,000,000
Debt Instrument, Maturity Date	Dec. 15, 2042
Annual stated coupon interest rate	4.25%
2011 Senior notes due 2016 at 1.95% [Member]
Debt Instrument [Line Items]
Net debt carrying amount	1,499,000,000	1,499,000,000
Debt Instrument, Maturity Date	Oct. 01, 2016
Annual stated coupon interest rate	1.95%
2011 Senior notes due 2021 at 3.30% [Member]
Debt Instrument [Line Items]
Net debt carrying amount	1,997,000,000	1,996,000,000
Debt Instrument, Maturity Date	Oct. 01, 2021
Annual stated coupon interest rate	3.30%
2011 Senior notes due 2041 at 4.80% [Member]
Debt Instrument [Line Items]
Net debt carrying amount	1,490,000,000	1,490,000,000
Debt Instrument, Maturity Date	Oct. 01, 2041
Annual stated coupon interest rate	4.80%
2009 Junior Subordinated Convertible Debentures Due 2039 At 3.25% [Member]
Debt Instrument [Line Items]
Net debt carrying amount	1,088,000,000	1,075,000,000
Debt Instrument, Maturity Date	Aug. 01, 2039
Current portion of long-term debt	(1,100,000,000)
Debt Instrument, Face Amount			2,000,000,000
Annual stated coupon interest rate	3.25%
Annual effective interest rate	7.20%
Trading Days Period Prior To Semi Annual Interest Period, Contingent Interest	10 days
Principal Amount Per Debenture Used In Conversion Rate	1,000
Debenture Interest Period Length, Contingent Interest	6 months
Average Lowerbound Trading Price Per Debenture Prior To Semi Annual Interest Period, Contingent Interest	650
Average Upperbound Trading Price Per Debenture Prior To Semi Annual Interest Period, Contingent Interest	1,500
Minimum Percentage Of Contingent Interest That Could Accrue Per Year	0.25%
Maximum Percentage Of Contingent Interest That Could Accrue Per Year	0.50%
Embedded Derivative, Fair Value of Embedded Derivative Liability	8,000,000	10,000,000
Company Stock As Percentage Of Conversion Price, Surrender For Conversion	130.00%
Trading Days During 30 Day Period In Which Company Stock Has Been At Least 130% Of Conversion Price, Surrender for Conversion	20 days
Trading Day Period Ending On Last Day Of Preceeding Fiscal Quarter, Surrender for Conversion	30 days
Company Stock As Percentage Of Conversion Price, Redemption Of Principal	150.00%
Trading Days During 30 Day Period In Which Company Stock Has Been At Least 130% Of Conversion Price, Redemption Of Principal	20 days
Trading Day Period Prior To Notice of Redemption Date, Redemption Of Principal	30 days
Equity component carrying amount	613,000,000	613,000,000
Unamortized discount	912,000,000	925,000,000
Conversion rate (shares of common stock per $1,000 principal amount of debentures)	46.06	45.57
Effective conversion price (per share of common stock)	$ 21.71	$ 21.94
Debt Instrument, Convertible, Remaining Discount Amortization Period (in years)	25 years
Conversion Rate Adjustments, Quarterly Dividend Distributions Excess Per Share	$ 0.14
Outstanding principal	2,000,000,000	2,000,000,000
2005 Junior Subordinated Convertible Debentures Due 2035 At 2.95% [Member]
Debt Instrument [Line Items]
Net debt carrying amount	960,000,000	946,000,000
Debt Instrument, Maturity Date	Dec. 15, 2035
Debt Instrument, Face Amount				1,600,000,000
Annual stated coupon interest rate	2.95%
Annual effective interest rate	6.45%
Trading Days Period Prior To Semi Annual Interest Period, Contingent Interest	10 days
Principal Amount Per Debenture Used In Conversion Rate	1,000
Debenture Interest Period Length, Contingent Interest	6 months
Average Lowerbound Trading Price Per Debenture Prior To Semi Annual Interest Period, Contingent Interest	800
Average Upperbound Trading Price Per Debenture Prior To Semi Annual Interest Period, Contingent Interest	1,300
Minimum Percentage Of Contingent Interest That Could Accrue Per Year	0.25%
Maximum Percentage Of Contingent Interest That Could Accrue Per Year	0.40%
Embedded Derivative, Fair Value of Embedded Derivative Liability	4,000,000	9,000,000
Company Stock As Percentage Of Conversion Price, Redemption Of Principal	130.00%
Trading Day Period Prior To Notice of Redemption Date, Redemption Of Principal	30 days
Trading Days During 30 Day Period In Which Company Stock Has Been At Least 150% Of Conversion Price, Redemption Of Principal	20 days
Equity component carrying amount	466,000,000	466,000,000
Unamortized discount	640,000,000	654,000,000
Conversion rate (shares of common stock per $1,000 principal amount of debentures)	34.95	34.60
Effective conversion price (per share of common stock)	$ 28.61	$ 28.90
Debt Instrument, Convertible, Remaining Discount Amortization Period (in years)	21 years
Conversion Rate Adjustments, Quarterly Dividend Distributions Excess Per Share	$ 0.10
Outstanding principal	1,600,000,000	1,600,000,000
2012 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					6,200,000,000
2011 Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount						$ 5,000,000,000